Income Taxes (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Prepaid income taxes (accrued tax liability)	$ (24,000)	$ 173,000
Deferred tax asset (liability)	635,000	(365,000)
Income tax benefit	$ 1,202,000	$ 781,000